Acquisitions and Disposals of Subsidiaries - Additional Information (Detail) - AB inBev [member] - USD ($) $ in Millions		6 Months Ended
	Mar. 30, 2018	Jun. 30, 2019
Disclosure of acquisitions and disposals [line items]
Derecognized net assets	$ 573
OCI reclassified to consolidated income statement	584
Non-cash loss	$ 7
AB InBev Efes [member]
Disclosure of acquisitions and disposals [line items]
Ownership interest		50.00%
Non-controlling interest		50.00%
Investment hold in non-controlling interest		50.00%
Acquisition and disposal measured at estimated fair value		$ 1,150